Investment Objectives and Goals	Feb. 03, 2026
Counterpoint Tactical Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	COUNTERPOINT TACTICAL INCOME FUND – FUND SUMMARY (This Fund is closed to new investors.)
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Counterpoint Tactical Income Fund (the “Fund”) seeks income and capital preservation.
Counterpoint Tactical Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	COUNTERPOINT TACTICAL EQUITY FUND – FUND SUMMARY
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Counterpoint Tactical Equity Fund (the “Fund”) seeks capital appreciation and preservation.
Counterpoint Tactical Municipal Fund
Prospectus [Line Items]
Risk/Return [Heading]	COUNTERPOINT TACTICAL MUNICIPAL FUND – FUND SUMMARY
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Counterpoint Tactical Municipal Fund (the “Fund”) seeks tax-free income and capital preservation.